METROPOLITAN WEST TOTAL RETURN BOND FUND
Metropolitan West Total Return Bond Fund
Investment Objective
The Total Return Bond Fund seeks to maximize long-term total return.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay additional fees to broker-dealers or other financial intermediaries for the purchase of Class I shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - METROPOLITAN WEST TOTAL RETURN BOND FUND - USD ($)	M Class	I Class	Administrative Class	Plan Class
Shareholder Fees (Fees paid directly from your investment)	none	none	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - METROPOLITAN WEST TOTAL RETURN BOND FUND		M Class	I Class	Administrative Class	Plan Class
Management Fees		0.35%	0.35%	0.35%	0.35%
Distribution (12b-1) Fees		0.21%	none	0.21%	none
Other Expenses	[1]	0.11%	0.10%	0.22%	0.02%
Shareholder Servicing Expenses	[1]	0.09%	0.07%	0.20%	none
Total Annual Fund Operating Expenses		0.67%	0.45%	0.78%	0.37%
[1]	For the Administrative Class Shares, includes up to 0.20% charged under the Shareholder Servicing Plan. The Fund is authorized to compensate broker-dealers and other third-party intermediaries up to 0.10% (10 basis points) of the M and I Class assets serviced by that intermediary for shareholder services.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - METROPOLITAN WEST TOTAL RETURN BOND FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class M	68	214	373	835
Class I	46	144	252	567
Administrative Class	80	249	433	966
Plan Class	38	119	208	468

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 291% of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in investment grade fixed income securities or unrated securities that are determined by the Adviser to be of similar quality. Up to 20% of the Fund’s net assets may be invested in securities rated below investment grade. The Fund also invests at least 80% of its net assets plus borrowings for investment purposes in fixed income securities it regards as bonds. A bond is a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The term “bond” is interpreted broadly by the Adviser as an instrument or security evidencing a promise to pay some amount rather than evidencing the corporate ownership of equity, unless that equity represents an indirect or derivative interest in one or more bonds. Under normal conditions, the portfolio duration is two to eight years and the dollar-weighted average maturity ranges from two to fifteen years. The Fund invests in the U.S. and abroad, including emerging markets, and may purchase securities of varying maturities issued by domestic and foreign corporations and governments. The Fund may invest up to 25% of its assets in foreign securities that are denominated in U.S. dollars. The Fund may invest up to 15% of its assets in securities of foreign issuers that are not denominated in U.S. dollars. The Fund may invest up to 10% of its assets in emerging market foreign securities. The Adviser will focus the Fund’s portfolio holdings in areas of the bond market that the Adviser believes to be relatively undervalued, based on its analysis of quality, sector, coupon or maturity, and that offer attractive prospective risk-adjusted returns compared to other segments of the bond market.

Investments include various types of bonds and debt securities, including corporate bonds, notes, mortgage-related and asset-backed securities (including collateralized debt obligations, which in turn include collateralized bond obligations and collateralized loan obligations), bank loans, U.S. and non-U.S. money-market securities, swaps, futures, municipal securities, options, credit default swaps, private placements and restricted securities. These investments may have interest rates that are fixed, variable or floating.

Derivatives will be used in an effort to hedge investments, for risk management, or to increase income or gains for the Fund. The Fund may also seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques.
Principal Risks
Because the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:
  Market Risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.
  Interest Rate Risk: the risk that debt securities will decline in value because of changes in interest rates.
  Credit Risk: the risk that an issuer will default in the payment of principal and/or interest on a security.
  Foreign Investing Risk: the risk that the value of the Fund’s foreign investments will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries where the Fund invests or has exposure.
  Emerging Markets Risk: the risk that the value of the Fund’s emerging markets investments will decline due to the greater degree of economic, political and social instability of emerging or developing countries as compared to developed countries, and the risk that emerging market debt may also be of lower credit quality and subject to greater risk of default.
  Government Securities Risk: the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.
  Securities Selection Risk: the risk that the securities held by the Fund may underperform other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.
  Portfolio Management Risk: the risk that an investment strategy may fail to produce the intended results.
  Asset-Backed and Mortgage-Backed Securities Investment Risk: the risk that the impairment of the value of the collateral underlying the security in which the Fund invests, such as non-payment of loans, will result in a reduction in the value of the security. The value of these securities may also fluctuate in response to the market’s perception of the value of issuers or collateral.
  Prepayment Risk of Asset-Backed and Mortgage-Backed Securities: the risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.
  Extension Risk of Asset-Backed and Mortgage-Backed Securities: the risk that in times of rising interest rates prepayments will slow causing securities considered short or intermediate term to become longer-term securities that fluctuate more widely in response to changes in interest rates than shorter term securities.
  Derivatives Risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.
  Swap Agreements Risk: the risk of using swaps, which, in addition to risks applicable to derivatives generally, includes: (1) the inability to assign a swap contract without the consent of the counterparty; (2) potential default of the counterparty to a swap for those not traded through a central counterparty; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out a swap transaction at a time that otherwise would be favorable for it to do so.
  Liquidity Risk: the risk that lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Although the Fund is normally able to sell loans within seven days, a substantial portion of the loans held by the Fund will also experience delayed settlement beyond that period, which can impair the ability of the Fund to pay redemptions or to re-invest proceeds, or may require the Fund to borrow to meet redemptions. Over recent years, the fixed-income markets have grown more than the ability of dealers to make markets, which can further constrain liquidity and increase the volatility of portfolio valuations. High levels of redemptions in bond funds in response to market conditions could cause greater losses as a result. Regulations such as the Volcker Rule or future regulations may further constrain the ability of market participants to create liquidity, particularly in times of increased market volatility. The liquidity of the Fund’s assets may change over time.
  Frequent Trading Risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders of the Fund.
  Foreign Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.
  High Yield Risk: the risk these bonds, sometimes referred to as junk bonds, have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.
  Unrated Securities Risk: the risk that unrated securities may be less liquid than comparable rated securities, and the risk that the Adviser may not accurately evaluate the security’s comparative credit rating.
  Short Sales Risk: short sales are speculative investments that will cause the Fund to lose money if the value of a security does not go down as the Adviser expects. The risk of loss is theoretically unlimited if the value of the security sold short continues to increase. In addition, the use of borrowing and short sales may cause the Fund to have higher expenses (especially interest and dividend expenses) than those of other mutual funds.
Please see “Principal Risks” and “Other Risks” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person.
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class M shares. Class M performance is lower than Class I and Plan Class and higher than the Administrative Class because Class M has higher expenses than Class I and Plan Class and lower expenses than the Administrative Class. The table compares the average annual total returns of the Fund to a broad-based securities market index. Total returns would have been lower if certain fees and expenses had not been waived or reimbursed. The inception dates of Class M shares, Class I shares, Administrative Class shares and Plan Class shares of the Fund are March 31, 1997, March 31, 2000, December 18, 2009 and July 29, 2011, respectively. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available on our website at www.tcw.com or by calling (800) 241-4671.
Total Return Bond Fund – Class M Shares Annual Total Returns for Years Ended 12/31

Year-to-Date Total Return of Class M Shares as of June 30, 2018: -1.40%

Highest:	8.14%	(quarter ended September 30, 2009)
Lowest:	-2.61%	(quarter ended December 31, 2016)

Average Annual Total Returns (For Periods Ended December 31, 2017)
Average Annual Total Returns - METROPOLITAN WEST TOTAL RETURN BOND FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class M	3.10%	2.26%	5.36%	6.26%	Mar. 31, 1997
Class M | After Taxes on Distributions	2.25%	1.13%	3.69%	4.02%	Mar. 31, 1997
Class M | After Taxes on Distributions and Sale of Fund Shares	1.75%	1.23%	3.53%	3.95%	Mar. 31, 1997
Class I	3.43%	2.51%	5.59%	6.10%	Mar. 31, 2000
Administrative Class	3.09%	2.14%		4.57%	Dec. 18, 2009
Plan Class	3.49%	2.56%		3.90%	Jul. 29, 2011
Barclays Capital U.S. Aggregate Bond Index	3.54%	2.10%	4.00%	5.29%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class M Shares. After-tax returns for other classes will vary. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of the shares.